Long-term and short-term loans issued (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments
Long-term loans	₽ 230	₽ 164
Short-term loans	6,890	1,691
Loans to individuals
Disclosure of detailed information about financial instruments
Long-term loans		1
Short-term loans	30
Loans to legal entities
Disclosure of detailed information about financial instruments
Long-term loans	230	163
Short-term loans	1,586	1
Installment card loans
Disclosure of detailed information about financial instruments
Short-term loans	5,274	1,690
Gross carrying amount
Disclosure of detailed information about financial instruments
Long-term loans	235	167
Short-term loans	7,738	2,009
Gross carrying amount | Loans to individuals
Disclosure of detailed information about financial instruments
Long-term loans		1
Short-term loans	30
Gross carrying amount | Loans to legal entities
Disclosure of detailed information about financial instruments
Long-term loans	235	166
Short-term loans	1,612	94
Gross carrying amount | Loans to financial institutions
Disclosure of detailed information about financial instruments
Short-term loans		3
Gross carrying amount | Installment card loans
Disclosure of detailed information about financial instruments
Short-term loans	6,096	1,912
Loss allowance / Impairment
Disclosure of detailed information about financial instruments
Long-term loans	(5)	(3)
Short-term loans	(848)	(318)
Loss allowance / Impairment | Loans to legal entities
Disclosure of detailed information about financial instruments
Long-term loans	(5)	(3)
Short-term loans	(26)	(93)
Loss allowance / Impairment | Loans to financial institutions
Disclosure of detailed information about financial instruments
Short-term loans		(3)
Loss allowance / Impairment | Installment card loans
Disclosure of detailed information about financial instruments
Short-term loans	₽ (822)	₽ (222)